Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset as at the End of the Reporting Period (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Deferred tax asset
Plant and equipment
Provisions and others			707,852
Unabsorbed capital allowances	5,112,349	1,258,889
Deferred tax liability
Plant and equipment	(4,379,810)	(1,078,505)	(295,010)
Other temporary differences			(104,509)
Presented after appropriate offsetting	732,539	180,384	308,333
At 24%	RM 175,810	$ 43,292	RM 74,000	$ 18,222	RM 74,000